Long Term Debt (Credit Facilities) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 12, 2017	Dec. 31, 2016
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,624		$ 1,433
Long-term Line of Credit	598		326
Letters of Credit Outstanding, Amount	44		37
Use Of Available Facilities	642		363
Line of Credit Facility, Remaining Borrowing Capacity	982		1,070
Emera Inc
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 900
Emera Inc | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 900		700
Line of Credit Facility, Expiration Date	Jun. 30, 2020
Overdraft limit on lines of credit accounts	$ 50
Nova Scotia Power Inc. [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 600		600
Line of Credit Facility, Expiration Date	Oct. 31, 2021
Overdraft limit on lines of credit accounts	$ 50
Emera Maine [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 100		107
Line of Credit Facility, Expiration Date	Sep. 30, 2019
The Barbados Light and Power Company Limited [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 24		$ 26
The Barbados Light and Power Company Limited [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date	Dec. 31, 2021
The Barbados Light and Power Company Limited [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date	Dec. 31, 2018